Equity (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 24, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Equity [Line Items]
Share repurchase programs, description		The amount shown in “Total outstanding shares” is net of treasury shares and Management shares (shares held by members of the Board of Directors, Fiscal Council, Audit Committee and Statutory Board of Executive Officers).
Increase in capital		R$ 3,000,000
Capital amounts		1,587,988	R$ 1,587,988
Written off		610
Provisions recorded		3,192
Terminated plans		1,976
Outstanding balance		R$ 1,216	176
Legal reserve, description		Pursuant to article 193 of Law No. 6404/76 and article 36, item (a), 5% of the Company’s net income at the end of each year, before any other allocation, is appropriated to a legal reserve, which cannot exceed 20% of the share capital account.The Company stops appropriating to the legal reserve if the balance of reserve, plus the amount of capital reserve set forth in item 1, of article 182, of Law No. 6404/76, exceeds 30% of the share capital account. The legal reserve is intended to preserve the Company’s share capital and may only be used to offset loss and/or increase capital.
Minimum mandatory dividends	R$ 53,881
Supplemental dividends proposed	R$ 101,119
Dividends, description	In accordance with article 40 of the Bylaws, dividends not received or claimed prescribe after three years from the date they were made available to the shareholder and will revert to the Company.Pursuant to article 36, of the Company’s Bylaws, net income for the year is to be allocated as follows after appropriations to the legal reserve: (i) 25% of adjusted net income will be destined for the payment of mandatory dividends; (ii) the remaining portion may be destined for Supplemental dividends approved at the Shareholders Meeting; and (iii) the balance to the reserve for investment and expansion, in compliance with Federal Law 6,404/76.
Foreign exchange rate variation arising from the translation		7,463
Foreign exchange rate variation		(7,463)	54,768	R$ (34,068)
Accumulated other comprehensive income		R$ 110,924	R$ 118,387